Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Profit	€ 49.3	€ 47.4
Taxation	14.4	17.4
Net financing costs	40.3	12.0
Depreciation and amortisation expense	16.8	17.8
EBITDA	120.8	94.6
Exceptional items	10.8	20.6
Material reconciling items
Disclosure of operating segments [line items]
Business Combination, Purchase Price Adjustment, Inventory Step Up	2.3	0.0
Exceptional items	10.8	20.6
Other add-backs	3.6	4.7
Adjusted EBITDA	€ 137.5	€ 119.9